Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets
Schedule of intangible assets

	As of
	December 31,	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
License (1)	—	26,000,000	3,781,543
Domain name and others	3,188,898	4,362,895	634,557
Accumulated amortization	(1,572,660)	(1,962,489)	(285,432)
Intangible assets, net	1,616,238	28,400,406	4,130,668
(1)	During 2018, the Group acquired an insurance broker license at a cost of RMB26,000,000.